Goodwill and Other Intangible Assets - Schedule of Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 1,877.2	$ 1,872.3	$ 1,863.2
Currency translation adjustments	(5.1)	4.9
Dispositions	(6.4)
Goodwill, Ending Balance	1,865.7	1,877.2	1,863.2
United States
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,758.0	1,758.0
Currency translation adjustments	0	0
Dispositions	(6.4)
Goodwill, Ending Balance	1,751.6	1,758.0
International
Goodwill [Roll Forward]
Goodwill, Beginning Balance	119.2	114.3
Currency translation adjustments	(5.1)	4.9
Dispositions	0
Goodwill, Ending Balance	$ 114.1	$ 119.2